Fair Value Of Financial Instruments (Schedule Of Carrying Values And Fair Values Or Approximate Fair Values Of Loans Receivable) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Of Financial Instruments (Abstract)
Loans receivable, Carrying value	$ 13.29	¥ 1,024.00	¥ 1,268.00
Loans receivable, Fair value	$ 13.25	¥ 1,021.00	¥ 1,265.00